Supplement Dated January 9, 2019
To The Prospectus Dated August 13, 2018

JNL® Investors Series Trust

Effective January 1, 2019, in the section entitled "Tax Matters," after the subsection "General," please add the following:

Partnership Fund

Effective January 1, 2019, the Board of Trustees approved the following Fund to change its U.S. federal income tax status from a regulated investment company to a partnership:

JNL/PPM America Low Duration Bond Fund

This Supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
Dated August 13, 2018

JNL® Investors Series Trust

Effective January 1, 2019, on page 64, in the section entitled "Tax Matters," after the subsection "Capital Loss Carryforwards," please add the following:

Partnership Fund

Effective January 1, 2019, the Board of Trustees approved the following Fund to change its U.S. federal income tax status from a regulated investment company to a partnership:

JNL/PPM America Low Duration Bond Fund

This supplement is dated January 9, 2019.